Operations - Shareholding structure (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Azul IP Cayman Holdco Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul IP Cayman Holdco Ltd. (Azul Cayman Holdco)
Types of investment	Direct
Description of nature of entity's operations and principal activities	Equity holding in other companies
State	George Town
Principal place of business of subsidiary	Cayman Islands
Equity interest owned (as a percentage)	24.80%	0.00%
Azul IP Cayman Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul IP Cayman Ltd. (Azul Cayman)
Types of investment	Indirect
Description of nature of entity's operations and principal activities	Intellectual property owner
State	George Town
Principal place of business of subsidiary	Cayman Islands
Equity interest owned (as a percentage)	100.00%	0.00%
IntelAzul S.A. (IntelAzul)
Disclosure of subsidiaries [line items]
Name of subsidiary	IntelAzul S.A. (IntelAzul)
Types of investment	Direct
Description of nature of entity's operations and principal activities	Frequent-flyer program
State	São Paulo
Principal place of business of subsidiary	Brazil
Equity interest owned (as a percentage)	100.00%	100.00%
Azul IP Cayman Holdco Ltd2
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul IP Cayman Holdco Ltd. (Azul Cayman Holdco)
Types of investment	Indirect
Description of nature of entity's operations and principal activities	Equity holding in other companies
State	George Town
Principal place of business of subsidiary	Cayman Islands
Equity interest owned (as a percentage)	25.00%	0.00%
Azul Linhas Aéreas Brasileiras S.A. (ALAB)
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul Linhas Aéreas Brasileiras S.A. (ALAB)
Types of investment	Direct
Description of nature of entity's operations and principal activities	Airline operations
State	São Paulo
Principal place of business of subsidiary	Brazil
Equity interest owned (as a percentage)	100.00%	100.00%
Azul IP Cayman Holdco Ltd3
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul IP Cayman Holdco Ltd. (Azul Cayman Holdco)
Types of investment	Indirect
Description of nature of entity's operations and principal activities	Equity holding in other companies
State	George Town
Principal place of business of subsidiary	Cayman Islands
Equity interest owned (as a percentage)	25.00%	0.00%
Azul Conecta Ltda. (Conecta)
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul Conecta Ltda. (Conecta)
Types of investment	Indirect
Description of nature of entity's operations and principal activities	Airline operations
State	São Paulo
Principal place of business of subsidiary	Brazil
Equity interest owned (as a percentage)	100.00%	100.00%
ATS Viagens e Turismo Ltda. (Azul Viagens)
Disclosure of subsidiaries [line items]
Name of subsidiary	ATS Viagens e Turismo Ltda. (Azul Viagens)
Types of investment	Indirect
Description of nature of entity's operations and principal activities	Travel packages
State	São Paulo
Principal place of business of subsidiary	Brazil
Equity interest owned (as a percentage)	99.90%	99.90%
ATSVP Viagens Portugal
Disclosure of subsidiaries [line items]
Name of subsidiary	ATSVP Viagens Portugal, Unipessoal LDA (Azul Viagens Portugal)
Types of investment	Indirect
Description of nature of entity's operations and principal activities	Travel packages
State	Lisbon
Principal place of business of subsidiary	Portugal
Equity interest owned (as a percentage)	100.00%	0.00%
Azul IP Cayman Holdco Ltd4
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul IP Cayman Holdco Ltd. (Azul Cayman Holdco)
Types of investment	Indirect
Description of nature of entity's operations and principal activities	Equity holding in other companies
State	George Town
Principal place of business of subsidiary	Cayman Islands
Equity interest owned (as a percentage)	25.00%	0.00%
Cruzeiro Participações S.A. (Cruzeiro)
Disclosure of subsidiaries [line items]
Name of subsidiary	Cruzeiro Participações S.A. (Cruzeiro)
Types of investment	Indirect
Description of nature of entity's operations and principal activities	Equity holding in other companies
State	São Paulo
Principal place of business of subsidiary	Brazil
Equity interest owned (as a percentage)	99.90%	99.90%
Azul Investments LLP (Azul Investments)
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul Investments LLP (Azul Investments)
Types of investment	Indirect
Description of nature of entity's operations and principal activities	Funding
State	Delaware
Principal place of business of subsidiary	USA
Equity interest owned (as a percentage)	100.00%	100.00%
Azul SOL LLC (Azul SOL)
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul SOL LLC (Azul SOL)
Types of investment	Indirect
Description of nature of entity's operations and principal activities	Aircraft financing
State	Delaware
Principal place of business of subsidiary	USA
Equity interest owned (as a percentage)	100.00%	100.00%
Azul Finance LLC (Azul Finance)
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul Finance LLC (Azul Finance)
Types of investment	Indirect
Description of nature of entity's operations and principal activities	Aircraft financing
State	Delaware
Principal place of business of subsidiary	USA
Equity interest owned (as a percentage)	100.00%	100.00%
Azul Finance 2 LLC (Azul Finance 2)
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul Finance 2 LLC (Azul Finance 2)
Types of investment	Indirect
Description of nature of entity's operations and principal activities	Aircraft financing
State	Delaware
Principal place of business of subsidiary	USA
Equity interest owned (as a percentage)	100.00%	100.00%
Blue Sabiá LLC (Blue Sabiá)
Disclosure of subsidiaries [line items]
Name of subsidiary	Blue Sabiá LLC (Blue Sabiá)
Types of investment	Indirect
Description of nature of entity's operations and principal activities	Aircraft financing
State	Delaware
Principal place of business of subsidiary	USA
Equity interest owned (as a percentage)	100.00%	100.00%
Canela Investments LLC (Canela)
Disclosure of subsidiaries [line items]
Name of subsidiary	Canela Investments LLC (Canela)
Types of investment	Indirect
Description of nature of entity's operations and principal activities	Aircraft financing
State	Delaware
Principal place of business of subsidiary	USA
Equity interest owned (as a percentage)	100.00%	100.00%
Canela Turbo Three LLC (Canela Turbo)
Disclosure of subsidiaries [line items]
Name of subsidiary	Canela Turbo Three LLC (Canela Turbo)
Types of investment	Indirect
Description of nature of entity's operations and principal activities	Aircraft financing
State	Delaware
Principal place of business of subsidiary	USA
Equity interest owned (as a percentage)	100.00%	100.00%
Azul Saira LLC (Azul Saira)
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul Saira LLC (Azul Saira)
Types of investment	Indirect
Description of nature of entity's operations and principal activities	Aircraft financing
State	Delaware
Principal place of business of subsidiary	USA
Equity interest owned (as a percentage)	100.00%	100.00%
Azul Secured Finance LLP
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul Secured Finance LLP (Azul Secured)
Types of investment	Indirect
Description of nature of entity's operations and principal activities	Funding
State	Delaware
Principal place of business of subsidiary	USA
Equity interest owned (as a percentage)	100.00%	0.00%